Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 8. Fair Value Measurements

Mark-to-Market Measurement

The Public Warrants were traded under the symbol XL.WS and the fair values were based upon the closing price of the Public Warrants at each measurement date. The Private Warrants were valued using a Black-Scholes model, pursuant to the inputs provided in the table below:

Input	Mark-to-Market Measurement at June 30, 2021	Mark-to-Market Measurement at December 31, 2020
Risk-free rate	0.76%	0.36%
Remaining term in years	4.47	4.98
Expected volatility	87.1%	95.4%
Exercise price	$11.50	$11.50
Fair value of common stock	$8.33	$23.73

The following table sets forth the Company’s liabilities which are measured at fair value on a recurring basis by level within the fair value hierarchy:

	Fair Value Measurements as of June 30, 2021
	Level I	Level II	Level III	Total

Liability:
Private Warrants	$-	$-	$20,811	$20,811
Contingent consideration -– Quantum Fuel Systems, LLC (Quantum)	$-	$-	$1,873	$1,873
Earnout – World Energy	$-	$-	$1,000	$1,000
Fair value of obligation to issue
shares of common stock to
sellers of World Energy	$-	$-	$2,040	$2,040

	Fair Value Measurements as of December 31, 2020
	Level I	Level II	Level III	Total

Liability:
Public Warrants	$62,100	$-	$-	$62,100
Private Warrants	$-	$-	$81,195	$81,195
Contingent consideration -– (Quantum)	$-	$-	$1,849	$1,849

The following is a roll forward of the Company’s Level 3 instruments:

Balance, January 1, 2021	$145,144
Fair value adjustments- Contingent consideration	24
Obligation to issue shares of common stock to sellers of World Energy	1,526
Settlement of derivative liability upon exercise of warrants	(47,162)
Settlement of derivative liability upon call of warrants	(591)
Fair value adjustments- Warrant liability	(74,731)
Fair value adjustments – World Energy	514
Earnout – World Energy	1,000
Balance, June 30, 2021	$25,724

During the six months ended June 30, 2021, 7,441,020 Public Warrants were exercised, which resulted in the issuance of 7,441,020 shares of the Company's Common Stock, generating cash proceeds of $85,555 and 225,647 Public Warrants were called at $0.01 per warrant. No Public Warrants remain outstanding as of June 30, 2021.

Note 12. Fair Value Measurements

Contingent consideration liability: The contingent consideration liability is considered a Level 3 measurement due to significant unobservable inputs in its valuation, which was based on the income approach using a Monte Carlo Simulation. The Monte Carlo Simulation evaluated the probability of occurrence of certain events which impacted the mode and amount of payments to be made. In addition, the payments were discounted based on current market expectations about those future amounts. The company utilized a third party to assist in calculating the fair value of the contingent consideration liability.

The key inputs to the valuation model that was utilized to estimate the fair value of the contingent consideration liability included volatility, risk free rate and probability of a subsequent round of funding.

Convertible notes payable derivative liabilities: The convertible notes payable derivative liabilities are considered a Level 3 measurement due to the utilization of significant unobservable inputs in the valuation, which were based on ‘with and without’ valuation models.

2019 Notes: Based on the terms and provisions of the 2019 Notes, the Company utilized a probability-weighted expected return model (“PWERM”) to estimate the fair value of the embedded derivative features requiring bifurcation as of the respective issuance dates and as of the December 31, 2019 reporting date. The PWERM is designed to utilize the Company’s best estimates of the timing and likelihood of the settlement events that are related to the embedded derivative features in order to estimate the fair value of the respective convertible notes with these embedded derivative features.

The fair value of the convertible notes with the derivative features is compared to the fair value of a plain vanilla note (excluding the derivative features), which is calculated based on the present value of the future cash flows. The difference between the two values represents the fair value of the bifurcated derivative features as of each respective valuation date.

The Company notes that the key inputs to the valuation models that were utilized to estimate the fair value of the 2019 Notes convertible debt derivative liabilities included:

●	The probability-weighted conversion discount is based on the contractual terms of the convertible note agreement and the expectation of the pre-money valuation of the Company as of the estimated date that the next equity financing event occurs.

●	The remaining term was determined based on the remaining time period to maturity of the related convertible note with embedded features subject to valuation (as of the respective valuation date).

●	The Company’s equity volatility estimate was based on the re-levered historical equity volatility of a selection of the Company’s comparable guideline public companies, based on the remaining term of the respective convertible notes.

●	The risk rate was the discount rate utilized in the valuation and was determined based on reference to market yields for debt instruments with similar credit ratings and terms.

●	The probabilities and timing of the next financing event and default even are based on management’s best estimate of the future settlement of the respective convertible notes.

Warrant liabilities: The Public Warrant liabilities are considered a Level 1 measurement, since the Public Warrants trade under the symbol XL.WS. The Private Placement Warrant liabilities are considered a Level 3 measurement due to the utilization of significant unobservable inputs in the valuation, which were based upon a Black-Scholes Valuation Model.

The following table sets forth the Company’s assets and liabilities which are measured at fair value on a recurring basis by level within the fair value hierarchy:

	Fair Value Measurements as of December 31, 2020
	Level I	Level II	Level III	Total

Liabilities:
Public Warrants	$62,100	$-	$-	$62,100
Private Placement Warrants	-	-	81,195	81,195
Contingent consideration	-	-	1,849	1,849

	Fair Value Measurements as of December 31, 2019
	Level I	Level II	Level III	Total

Liabilities:
Derivatives	$-	$-	$1,349	$1,349
Contingent consideration	-	-	1,503	1,503
Total liabilities	$-	$-	$2,852	$2,852

The following is a roll forward of the Company’s Level 3 instruments:

Balance, January 1, 2019	$-
Increase derivative liability for issuance of convertible notes payable	2,167
Increase contingent consideration in connection with Quantum business combination	1,421
Fair value adjustments- Derivatives	(819)
Fair value adjustments- Contingent consideration	83
Balance, December 31, 2019	$2,852
Reduce derivative liability for extinguishment of convertible notes payable	(1,349)
Increase derivative liability for issuance of convertible notes payable	5,637
Private Placement Warrants assumed in connection with the Business Combination	108,280
Fair value adjustments- Derivatives	2,889
Fair value adjustments- Contingent consideration	796
Fair value adjustments- Private Placement Warrants	35,015
Reduce derivative liability for conversion and repayment of convertible notes	(8,526)
Reduce contingent consideration for cash payment of a portion of obligation	(450)
Balance, December 31, 2020	$145,144

Initial Measurement

The initial fair value for the Warrants was established based upon the December 21, 2020 fair value, which was as of the date the obligations for these warrant liabilities were assumed by the Company in connection with the Business Combination. The key inputs into the Black-Scholes model were as follows at the initial measurement at December 21, 2020 and at the mark-to-market measurements at December 31, 2020:

Input	Initial Measurement at December 21, 2020	Mark-to-Market Measurement at December 31, 2020
Risk-free rate	0.39%	0.36%
Remaining term in years	5.0	4.98
Expected volatility	95.7%	95.4%
Exercise price	$11.50	$11.50
Fair value of common stock	$19.54	$23.73